UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 2/28/17

Fund's investmentsCalifornia Tax-Free Income Fund

As of 2-28-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Municipal bonds 97.7%					$246,271,427
(Cost $232,038,478)
California 97.5%					245,853,953
ABAG Finance Authority for Nonprofit Corps. Institute on Aging (D)	5.650		08-15-38	1,000,000	1,054,710
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare	6.250		08-01-39	1,000,000	1,107,630
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,208,760
Anaheim Public Financing Authority Series A	5.000		05-01-46	1,000,000	1,101,060
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000		06-01-35	1,765,000	1,765,424
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,500,000	1,609,230
California County Tobacco Securitization Agency Public Improvements	5.250		06-01-21	3,215,000	3,251,780
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500		06-01-33	345,000	346,677
California Educational Facilities Authority Pepperdine University	5.000		10-01-49	2,550,000	2,892,873
California Educational Facilities Authority University of Redlands	5.000		10-01-35	1,000,000	1,101,310
California Health Facilities Financing Authority Cedars Sinai Medical Control, Series B	4.000		08-15-39	3,000,000	3,028,260
California Health Facilities Financing Authority Lucile Packard Stanford Hospital, Series B	5.000		08-15-55	1,000,000	1,102,900
California Health Facilities Financing Authority Lucile Salter Packard Children	5.000		08-15-43	1,000,000	1,098,460
California Health Facilities Financing Authority Scripps Health, Series A	5.000		11-15-36	1,000,000	1,081,320
California Health Facilities Financing Authority Sutter Health, Series A	5.000		08-15-43	3,000,000	3,341,100
California Municipal Finance Authority Wineville School Project, Series A (D)	5.000		10-01-42	2,000,000	2,211,240
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300		07-01-40	4,500,000	4,577,490
California Public Finance Authority Henry Mayo Newhall Hospital	5.000		10-15-37	500,000	534,665
California Public Finance Authority Henry Mayo Newhall Hospital	5.000		10-15-47	2,000,000	2,120,680
California School Finance Authority Aspire Public Schools (S)	5.000		08-01-41	1,700,000	1,767,337
California School Finance Authority Aspire Public Schools (S)	5.000		08-01-46	1,025,000	1,062,023
California State Public Works Board Department of Corrections, Series A (D)	5.000		12-01-19	3,260,000	3,461,924
California State Public Works Board Trustees California State University, Series D	6.250		04-01-34	2,000,000	2,217,680
California State Public Works Board Various Capital Projects, Series A	5.000		04-01-37	1,000,000	1,109,710
California State Public Works Board Various Correctional Facilities, Series A	5.000		09-01-39	2,500,000	2,808,875
California State University College and University Revenue, Series A	5.000		11-01-44	2,000,000	2,260,620
California Statewide Communities Development Authority American Baptist Homes West	6.250		10-01-39	2,000,000	2,179,660

2SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority CHF Irvine LLC	5.000		05-15-40	1,380,000	$1,489,820
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000		09-02-44	1,000,000	1,036,290
California Statewide Communities Development Authority Kaiser Permanente, Series A	5.000		04-01-42	3,500,000	3,809,190
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (D)	5.000		08-01-44	2,625,000	2,941,916
California Statewide Communities Development Authority Redlands Community Hospital OB	5.000		10-01-46	1,000,000	1,068,290
California Statewide Communities Development Authority Redwoods Project (D)	5.375		11-15-44	1,500,000	1,731,375
California Statewide Communities Development Authority Senior Living of Southern California (S)	7.250		11-15-41	1,700,000	1,877,956
California Statewide Communities Development Authority The Culinary Institute of America Project, Series B	5.000		07-01-46	425,000	456,123
California Statewide Financing Authority Tobacco Settlement, Series A	6.000		05-01-37	2,500,000	2,518,200
California Statewide Financing Authority Tobacco Settlement, Series B	6.000		05-01-37	3,000,000	3,020,940
City of Belmont Library Project, Series A (D)	5.750		08-01-24	1,000,000	1,224,290
City of Irvine Community Facilities District	5.000		09-01-49	2,000,000	2,098,540
City of La Verne Brethren Hillcrest Homes	5.000		05-15-36	750,000	780,960
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000		05-15-45	1,000,000	1,071,530
City of Pasadena Old Pasadena Parking Facility Project	6.250		01-01-18	120,000	124,550
City of San Clemente Community Facilities District	5.000		09-01-46	2,000,000	2,098,880
City of San Francisco Public Utilities Commission Water Revenue, Series A	5.000		11-01-45	1,500,000	1,656,450
City of San Mateo Community Facilities District	5.500		09-01-44	2,000,000	2,125,660
East Side Union High School District-Santa Clara County 2012 Crossover, GO (D)	5.250		09-01-24	2,500,000	3,038,525
Folsom Public Financing Authority Series B	5.125		09-01-26	965,000	974,110
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	5,000,000	5,697,800
Golden State Tobacco Securitization Corp. Series A	5.000		06-01-40	8,250,000	9,124,253
Inland Valley Development Agency Series A	5.000		09-01-44	7,500,000	8,174,325
Kern County Capital Improvements Project, Series A (D)	5.750		08-01-35	1,000,000	1,091,670
Laguna Salada Union School District Series C, GO (D)	2.986 (Z	)	08-01-26	1,000,000	754,830
Lancaster School District School Improvements (D)	1.184 (Z	)	04-01-19	1,730,000	1,687,425
Lancaster School District School Improvements (D)	1.756 (Z	)	04-01-22	1,380,000	1,261,430
Long Beach Harbor Revenue Series A, AMT (D)	6.000		05-15-18	2,660,000	2,822,393
Long Beach Special Tax Community Facilities District 6-Pike Project	6.250		10-01-26	2,480,000	2,486,101

SEE NOTES TO FUND'S INVESTMENTS3

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
Los Angeles Community College District 2008 Election, Series A, GO	6.000		08-01-33	4,000,000	$4,476,720
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400		09-01-22	440,000	448,650
Los Angeles County Public Works Financing Authority Series D	5.000		12-01-45	3,000,000	3,382,590
Los Angeles County Regional Financing Authority Montecedro Incorporated Project, Series A (D)	5.000		11-15-44	1,355,000	1,502,275
Los Angeles Department of Water & Power Power Systems, Series D	5.000		07-01-44	1,000,000	1,131,580
Los Angeles Unified School District Election 2008, Series A, GO	4.000		07-01-40	1,000,000	1,020,600
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	4,738,615
Marin Healthcare District Election of 2013, Series B, GO	4.000		08-01-45	1,000,000	1,017,170
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000		09-01-33	1,750,000	1,979,828
Northern California Transmission Agency California-Oregon Transmission Project	5.000		05-01-36	2,500,000	2,850,975
Oakland Unified School District/Alameda County Election of 2012, GO	6.625		08-01-38	1,000,000	1,197,610
Oakland Unified School District/Alameda County Series A, GO	5.000		08-01-40	1,500,000	1,689,720
Orange County Improvement Bond Act 1915 Series B	5.750		09-02-33	1,365,000	1,378,131
Paramount Unified School District Series B, GO (D)	3.086 (Z	)	09-01-25	4,735,000	3,642,541
Port of Los Angeles Series A, AMT	5.000		08-01-44	2,000,000	2,193,240
River Islands Public Financing Authority Community Facilities District, 2003-1	5.500		09-01-45	2,000,000	2,108,520
Riverside County Transportation Commission Senior Lien, Series A	5.750		06-01-48	1,000,000	1,119,330
San Bernardino County Capital Facilities Project, Escrowed to Maturity, Series B	6.875		08-01-24	350,000	443,139
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	1,315,000	1,341,116
San Bruno Park Elementary School District School Improvements, Series B, GO (D)	1.878 (Z	)	08-01-21	1,015,000	933,719
San Diego County Regional Airport Authority Consol Rental Car Facilities, Seriies A	5.000		07-01-44	4,925,000	5,406,123
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,382,680
San Diego Public Facilities Financing Authority Lease Revenue	5.250		03-01-40	1,000,000	1,102,540
San Diego Public Facilities Financing Authority Series A	5.000		10-15-44	1,000,000	1,106,150
San Diego Unified School District Series I, GO	4.133 (Z	)	07-01-39	1,250,000	499,250
San Diego Unified School District, Election of 1998 Series A, GO (D)	1.918 (Z	)	07-01-21	2,500,000	2,299,475
San Francisco City & County Airports Commission San Francisco International Airport, Series B	5.000		05-01-44	7,890,000	8,740,384
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,255,400
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment Project, Series B (D)	5.000		08-01-43	570,000	638,121

4SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment Project, Series C (D)	5.000		08-01-41	500,000	$563,180
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment Project, Series D	6.625		08-01-39	1,000,000	1,133,990
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,217,470
San Francisco City & County Redevelopment Agency San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	783,244
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.723 (Z	)	01-01-22	6,500,000	5,977,010
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	2,500,000	2,679,675
San Mateo Foster City School District Election 2015, Series A, GO	4.000		08-01-40	1,405,000	1,450,663
San Mateo Foster City School District Election 2015, Series A, GO	4.000		08-01-45	1,875,000	1,929,038
San Mateo Joint Powers Financing Authority Capital Projects Program (D)	5.000		07-01-21	1,815,000	2,078,538
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	992,224
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,108,950
Santa Ana Financing Authority Police Administration & Holding Facility, Prerefunded (D)	6.250		07-01-24	5,000,000	6,093,350
Santa Fe Springs Community Development Commission Construction Redevelopment Project, Series A (D)	1.916 (Z	)	09-01-20	1,275,000	1,191,755
Santa Margarita Water District Community Facilities District	5.625		09-01-43	775,000	844,378
South Orange County Public Financing Authority Series A	5.000		08-15-33	1,000,000	1,092,980
South Orange County Public Financing Authority Series A	5.000		08-15-34	450,000	490,856
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	2,000,000	2,346,020
Southern California Public Power Authority Series A	5.000		07-01-38	1,000,000	1,125,260
State of California, GO	5.000		04-01-43	6,500,000	7,264,725
State of California, GO	5.000		03-01-45	1,000,000	1,121,020
State of California, GO	6.500		04-01-33	2,000,000	2,226,460
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,150,000	1,374,078
Sweetwater Union High School District Election of 2006, Series 2016 B, GO	4.000		08-01-42	500,000	506,740
The San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,097,310
Tuolumne Wind Project Authority Tuolumne County Project, Series A	5.625		01-01-29	1,000,000	1,085,710
University of California Series AM	5.000		05-15-44	4,000,000	4,505,280
West Covina Redevelopment Agency Fashion Plaza	6.000		09-01-22	3,390,000	3,845,040
William S Hart Union High School District Community Facilities District	5.000		09-01-47	1,000,000	1,055,597
Puerto Rico 0.2%					417,474
Puerto Rico Industrial Tourist Education Medical & Environment Authority Hospital de la Concepcion	6.500		11-15-20	410,000	417,474

SEE NOTES TO FUND'S INVESTMENTS5

California Tax-Free Income Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%					$3,038,000
(Cost $3,038,000)
U.S. Government Agency 1.2%					3,038,000
Federal Home Loan Bank Discount Note	0.350		03-01-17	3,038,000	3,038,000
Total investments (Cost $235,076,478)† 98.9%					$249,309,427
Other assets and liabilities, net 1.1%					$2,858,733
Total net assets 100.0%					$252,168,160

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 2-28-17, the aggregate cost of investment securities for federal income tax purposes was $233,431,849. Net unrealized appreciation aggregated to $15,877,578, of which $16,784,555 related to appreciated investment securities and $906,977 related to depreciated investment securities.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	10.4
Assured Guaranty Municipal Corp.	3.9
California Mortgage Insurance	2.9
Ambac Financial Group, Inc.	1.9
Build America Mutual Assurance Company	0.9
Assured Guaranty Corp.	0.4
Total	20.4

The fund had the following sector composition as a percentage of net assets on 2-28-17:

General obligation bonds	13.9%
Revenue bonds	83.8%
Other Revenue	15.6%
Facilities	15.3%
Health Care	13.1%
Tobacco	8.6%
Transportation	8.6%
Education	7.3%
Airport	5.6%
Development	5.1%
Utilities	3.1%
Water & Sewer	0.9%
Housing	0.6%
Short-term investments and other	2.3%
TOTAL	100.0%

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2017, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q3	02/17
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		4/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_________________________

Andrew Arnott

President

Date: April 19, 2017

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2017